The Glenmede Fund, Inc.
                                  (the "Fund")

                     Supplement dated as of March 22, 2002
                                       to
                          Equity Portfolios Prospectus
                                      and
                      Statement of Additional Information
                             dated January 30, 2002

             Small Capitalization Value Portfolio (Advisor Shares)


     Effective March 22, 2002, the name of the "Small Capitalization Value Portfolio - Advisor Shares" has been changed to "Small Cap Equity Portfolio - Advisor Shares." The investment objective and policies of the Portfolio are unchanged.

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                            The Glenmede Fund, Inc.
                                  (the "Fund")

                     Supplement dated as of March 22, 2002
                                       to
     Small Capitalization Value Portfolio (Institutional Shares) Prospectus
                                      and
                      Statement of Additional Information
                             dated January 30, 2002


     Effective March 22, 2002, the name of the "Small Capitalization Value Portfolio - Institutional Shares" has been changed to "Small Cap Equity Portfolio - Institutional Shares." The investment objective and policies of the Portfolio are unchanged.